Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets [Line Items]
Cash and cash equivalents	¥ 122,354	$ 18,752	¥ 169,530
Held-for-sale asset, current			356,233
Other current assets	376,221	57,658	362,155
Total current assets	498,575	76,410	887,918
Property and equipment, net	329,322	50,471	538,514
Right-of-use assets, net	832,411	127,573	1,778,734
Goodwill	1,440,769	220,808	1,440,769
Other non-current assets	382,218	58,577	272,772
Total non-current assets	2,984,720	457,429	4,030,789
TOTAL ASSETS	3,483,295	533,839	4,918,707
Accounts payable	267,558	41,005	317,816
Lease liabilities, current	351,225	53,828	557,647
Other current liabilities	447,621	68,600	574,779
Total current liabilities	1,066,404	163,433	1,450,242
Lease liabilities, non-current	553,034	84,756	1,345,623
Other non-current liabilities	33,261	5,097	21,735
Total non-current liabilities	586,295	89,853	1,367,358
Total liabilities	¥ 1,652,699	$ 253,286	¥ 2,817,600